[On Chapman and Cutler LLP Letterhead]

January 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Destra Investment Trust II
            Filing of Initial Registration Statement

Ladies and Gentlemen:

On behalf of Destra Investment Trust II (the “Registrant”), we are transmitting the Registrant’s initial registration statement on Form N-1A and the exhibits being filed thereto for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended.  Before the registration statement becomes effective under the Securities Act, the Registrant will update its registration statement and file all remaining exhibits.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler LLP
By: /s/ Morrison C. Warren
Morrison C. Warren

Enclosures